Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments
Reconciliation Of Investments In Equity Affiliates

	2013	2012
Beginning of year	$4,581	$3,718
Additional investments	111	405
Equity in net income of affiliates	642	752
Dividends and Distributions received	(318)	(137)
Currency translation adjustments	61	95
Sale of América Móvil shares	(781)	-
Return of advances to and investments in YP Holdings	(301)	-
América Móvil equity adjustments	(124)	(260)
Other adjustments	(11)	8
End of year	$3,860	$4,581